UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        11/14/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             109

Form 13F Information Table Value Total:  $277,817,875.85
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ ----------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS     CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------ ----------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
Pharmathene                          Com               71714G102     191697    47100          SOLE                 47100      0    0
ConocoPhillips                       Com               20825c104  194007.36     4296          SOLE                  4296      0    0
Texas Instruments                    Com               882508104   214607.7     9059          SOLE                  9059      0    0
M&T Capital Trust IV 8.50% PFD       Com               55292c203     233892     8900          SOLE                  8900      0    0
(c013113)
Pembina Pipeline                     Com               706329109  235279.66    16340          SOLE                 16340      0    0
Thermo Fisher Scientific             Com               883556102   268133.8     6140          SOLE                  6140      0    0
Research in Motion LTD Com Foreign   Com               760975102     270200     4000          SOLE                  4000      0    0
Sec
Ico                                  Com               449293109     276464    59200          SOLE                 59200      0    0
Unilever                             Com               904767704   281350.8     9810          SOLE                  9810      0    0
Wells Fargo Conv Pfd Ser L           Com               949746804     321480      360          SOLE                   360      0    0
Southern                             Com               842587107  324110.78    10234          SOLE                 10234      0    0
Xilinx                               Com               983919101     324367    13850          SOLE                 13850      0    0
Comcast Corp 7% Pfd (c051511)        Com               20030n309  325494.75    13025          SOLE                 13025      0    0
OncoGenex Pharmaceutical             Com               68230a106     327600     9100          SOLE                  9100      0    0
Rodman & Renshaw                     Com               77487r100     348558    57900          SOLE                 57900      0    0
Sysco                                Com               871829107   357094.5    14370          SOLE                 14370      0    0
Franklin Resources                   Com               354613101     374735     3725          SOLE                  3725      0    0
Leucadia National                    Com               527288104  396854.88    16054          SOLE                 16054      0    0
Weingarten Realty 8.1% Notes         Com               948741848     410895    19850          SOLE                 19850      0    0
(c091514)
BB&T                                 Com               054937107     437202    16050          SOLE                 16050      0    0
AT&T                                 Com               00206r102  444773.67    16467          SOLE                 16467      0    0
Stone Energy Corp                    Com               861642106  477214.29    29259          SOLE                 29259      0    0
BP PLC ADR                           Com               055622104  482050.88     9056          SOLE                  9056      0    0
NuStar Energy LP                     Com               67058h102     528768    10200          SOLE                 10200      0    0
Abbott Laboratories                  Com               002824100     554064    11200          SOLE                 11200      0    0
Medtronic                            Com               585055106     609776    16570          SOLE                 16570      0    0
Zenith                               Com               989390109     645810    20900          SOLE                 20900      0    0
USB Capital XI 6.6% Pfd (c091511)    Com               903300200  673549.94    27214          SOLE                 27214      0    0
Laboratory Crp of Amer               Com               50540r409     722700    11000          SOLE                 11000      0    0
Magellan Midstream Partners LP       Com               559080106     764220    20325          SOLE                 20325      0    0
Wesco Financial                      Com               950817106     764274     2348          SOLE                  2348      0    0
United Technologies                  Com               913017109  881352.45    14465          SOLE                 14465      0    0
Mattel                               Com               577081102   916446.7    49645          SOLE                 49645      0    0
Waste Management                     Com               94106L109   933067.8    31290          SOLE                 31290      0    0
Target                               Com               87612e106     933600    20000          SOLE                 20000      0    0
Citigroup                            Com               172967101   948930.4   196060          SOLE                196060      0    0
Enterprise Products Partners         Com               293792107  972424.01    34337          SOLE                 34337      0    0
Weingarten Realty Investors          Com               948741103     993012    49850          SOLE                 49850      0    0
Pfizer                               Com               717081103 1010923.65    61083          SOLE                 61083      0    0
Public Storage Series M (c010912@25) Com               74460d232  1113542.5    49250          SOLE                 49250      0    0
Copano Energy                        Com               217202100    1127035    61925          SOLE                 61925      0    0
L-1 Identity Solutions               Com               50212A106 1152567.12   164888          SOLE                164888      0    0
Franklin Electric                    Com               353514102 1232866.68    42972          SOLE                 42972      0    0
Morgan Stanley                       Com               617446448  1264381.6    40945          SOLE                 40945      0    0
Canadian Natural Resources           Com               136385101 1293743.45    19255          SOLE                 19255      0    0
Diageo PLC-Sponsored ADR             Com               25243q205  1417959.4    23060          SOLE                 23060      0    0
St Jude Medical                      Com               790849103  1450001.7    37170          SOLE                 37170      0    0
NorthWestern Corp                    Com               668074305 1528951.55    62585          SOLE                 62585      0    0
Western Gas Partners LP              Com               958254104  1536094.5    86785          SOLE                 86785      0    0
Verizon                              Com               92343v104 1589114.46    52498          SOLE                 52498      0    0
Chevron                              Com               166764100 1598760.98    22700          SOLE                 22700      0    0
Joy Global                           Com               481165108  1655640.2    33830          SOLE                 33830      0    0
HCC Insurance                        Com               404132102  1870685.3    68398          SOLE                 68398      0    0
General Electric                     Com               369604103    1873046   114071          SOLE                114071      0    0
Isis Pharmaceuticals                 Com               464330109 1885620.26   129418          SOLE                129418      0    0
Hershey                              Com               427866108    1886653    48550          SOLE                 48550      0    0
JP Morgan Chase                      Com               46625h100 1897318.36    43298          SOLE                 43298      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ ----------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS     CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------ ----------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
Boston Beer Co - Cl A                Com               100557107  2042366.4    55080          SOLE                 55080      0    0
Emerson Electric                     Com               291011104 2055382.56    51282          SOLE                 51282      0    0
Arch Coal                            Com               039380100 2065946.15    93355          SOLE                 93355      0    0
Cyberonics                           Com               23251P102    2072200   130000          SOLE                130000      0    0
Wells Fargo Cap VII                  Com               94979b204 2102924.77    99429          SOLE                 99429      0    0
5.85%(050133)(cNow)
Key Energy Services                  Com               492914106  2179097.7   250471          SOLE                250471      0    0
Wal-Mart                             Com               931142103  2187450.4    44560          SOLE                 44560      0    0
Metabolix                            Com               591018809 2291648.44   222923          SOLE                222923      0    0
Tractor Supply                       Com               892356106  2391705.9    49395          SOLE                 49395      0    0
Monsanto                             Com               61166w101    2632374    34010          SOLE                 34010      0    0
Pepsico                              Com               713448108 2713963.56    46266          SOLE                 46266      0    0
Altera                               Com               021441100 2717677.55   132505          SOLE                132505      0    0
BE Aerospace                         Com               073302101  2759784.2   137030          SOLE                137030      0    0
BorgWarner                           Com               099724106 2809096.32    92832          SOLE                 92832      0    0
Calpine                              Com               131347304 2859367.68   248209          SOLE                248209      0    0
Waters                               Com               941848103 2951586.54    52839          SOLE                 52839      0    0
Vodafone PLC ADR                     Com               92857w209    3073050   136580          SOLE                136580      0    0
Wells Fargo                          Com               949746101 3378186.36   119879          SOLE                119879      0    0
Berkshire Hathaway Cl B              Com               084670207    3422690     1030          SOLE                  1030      0    0
Sempra Energy                        Com               816851109 3445407.51    69171          SOLE                 69171      0    0
Symantec                             Com               871503108 3461368.14   210162          SOLE                210162      0    0
FMC Corp                             Com               302491303 3577331.25    63597          SOLE                 63597      0    0
Itron                                Com               465741106 3726405.72    58098          SOLE                 58098      0    0
Genzyme Corp                         Com               372917104 4004400.51    70587          SOLE                 70587      0    0
Celgene                              Com               151020104  4118432.5    73675          SOLE                 73675      0    0
Exxon Mobil                          Com               30231g102    4226811    61606          SOLE                 61606      0    0
Nokia ADR                            Com               654902204  4477107.6   306232          SOLE                306232      0    0
Coca Cola                            Com               191216100  4548712.2    84706          SOLE                 84706      0    0
Cameron International                Com               13342B105 4581779.54   121147          SOLE                121147      0    0
Rogers                               Com               775109200  4651646.4   164952          SOLE                164952      0    0
Goldman Sachs                        Com               38141g104  4771715.4    25884          SOLE                 25884      0    0
Bruker                               Com               116794108 4923490.11   461433          SOLE                461433      0    0
Marathon Oil                         Com               565849106  4931867.6   154604          SOLE                154604      0    0
Greenlight Capital                   Com               G4095J109  5113562.4   271998          SOLE                271998      0    0
Google Cl A                          Com               38259p508  5350221.5    10790          SOLE                 10790      0    0
3M                                   Com               88579Y101    5376699    72855          SOLE                 72855      0    0
Teva Pharmaceutical ADR              Com               881624209 5526410.24   109304          SOLE                109304      0    0
Procter & Gamble                     Com               742718109 5539121.28    95634          SOLE                 95634      0    0
Applied Materials                    Com               038222105 5802999.66   433707          SOLE                433707      0    0
Microsoft                            Com               594918104 5889571.36   228988          SOLE                228988      0    0
Dow Chemical                         Com               260543103 5938615.65   227795          SOLE                227795      0    0
Schlumberger                         Com               806857108  5948556.8    99808          SOLE                 99808      0    0
American Tower Corp Cl A             Com               029912201  5964030.8   163847          SOLE                163847      0    0
Qualcomm                             Com               747525103 6243268.98   138801          SOLE                138801      0    0
Life Technologies                    Com               53217v109 6493492.25   139495          SOLE                139495      0    0
Varian Medical Systems               Com               92220p105 6704062.64   159128          SOLE                159128      0    0
Johnson & Johnson                    Com               478160104 7030832.17   115468          SOLE                115468      0    0
Cisco                                Com               17275R102 7287913.38   309597          SOLE                309597      0    0
CVS                                  Com               126650100 7290980.05   204001          SOLE                204001      0    0
Bank of America                      Com               060505104 7893704.52   466531          SOLE                466531      0    0
Halliburton                          Com               406216101 8169767.52   301245          SOLE                301245      0    0
Novartis AG ADR                      Com               66987v109 8356127.56   165862          SOLE                165862      0    0